EQUITY (Stock Options) (Details) (USD $)	3 Months Ended							6 Months Ended		12 Months Ended	24 Months Ended		3 Months Ended						6 Months Ended	12 Months Ended		24 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Sep. 30, 2011 Issuance of Equity Private Placement Memorandum [Member]	Jun. 30, 2011 Issuance of Equity Private Placement Memorandum [Member]	Mar. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2010 Issuance of Equity Private Placement Memorandum [Member]	Jun. 30, 2012 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2010 Issuance of Equity Private Placement Memorandum [Member]	Dec. 31, 2011 Issuance of Equity Private Placement Memorandum [Member]
Options
Outstanding, beginning		733,333				2,000,000		733,333	2,000,000	2,000,000
Issued
Exercised								407,000		(1,266,667)
Forfeited
Outstanding, ending	326,333		733,333					326,333		733,333	733,333
Weighted average exercise price, beginning		$ 0.01				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Weighted average exercise price, issued
Weighted average exercise price, exercised	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Weighted average exercise price, forfeited
Weighted average exercise price, ending	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Weighted average remaining contractual term	3.5		3.5					3.5		3.5	3.5	3.5
Aggregate intrinsic value	$ 168,667		$ 264,000					$ 168,667		$ 264,000	$ 264,000	$ 720,000
Options exercisable	193,000		200,000					193,000		200,000	200,000
Options exercisable, weighted average exercise price	$ 0.01		$ 0.01					$ 0.01		$ 0.01	$ 0.01
Options exercisable, weighted average remaining contractual term (in years)								2.6		3.5
Options exercisable, intrinsic value	92,000		72,000					92,000		72,000	72,000
Price per share							$ 0.18			$ 0.26	$ 0.23				$ 0.27	$ 0.26	$ 0.25	$ 0.19	$ 0.25	$ 0.26	$ 0.19	$ 0.23
From date of issuance, exercisable period of time																			5 years
Grant date value																			480,000
Exercisable number of shares per quarter, maximum																			200,000
Commissions and consulting	399,735				438,532			699,535	698,382												160,000
Share based compensation expense	$ 241,528	$ 89,182	$ 7,408	$ 60,598	$ 45,661	$ 33,180							$ 96,000						$ 96,000